SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues	$ 13,506,000,000	$ 14,607,000,000	$ 27,264,000,000	$ 28,034,000,000
Direct operating costs	11,423,000,000	12,902,000,000	22,989,000,000	24,799,000,000
General and administrative expenses	(398,000,000)	(306,000,000)	(799,000,000)	(604,000,000)
Gains (loss) on acquisitions / dispositions, net	87,000,000		168,000,000
Gain (loss) on acquisitions / dispositions, net recorded in equity	31,000,000	19,000,000	225,000,000	19,000,000
Other income (expense), net	16,000,000	23,000,000	19,000,000	(1,000,000)
Interest income (expense), net	(932,000,000)	(556,000,000)	(1,797,000,000)	(1,016,000,000)
Current income tax (expense) recovery	(267,000,000)	(75,000,000)	(393,000,000)	(154,000,000)
Distributions attributable to preferred equity in operating subsidiaries			0
Preferred equity distributions	0
Equity accounted Adjusted EFO	75,000,000	84,000,000	156,000,000	154,000,000
Depreciation and amortization expense	(907,000,000)	(776,000,000)	(1,807,000,000)	(1,470,000,000)
Impairment reversal (expense), net	(7,000,000)	78,000,000	(7,000,000)	78,000,000
Gain (loss) on acquisitions / dispositions, net recorded in equity	(31,000,000)	(19,000,000)	(225,000,000)	(19,000,000)
Other income (expense), net	122,000,000	(241,000,000)	248,000,000	(316,000,000)
Deferred income tax (expense) recovery	216,000,000	387,000,000	284,000,000	427,000,000
Non-cash items attributable to equity accounted investments	(47,000,000)	(43,000,000)	(103,000,000)	(63,000,000)
Net income (loss)	41,000,000	280,000,000	244,000,000	270,000,000
Direct operating costs	(12,330,000,000)	(13,678,000,000)	(24,796,000,000)	(26,269,000,000)
Other income (expense), net	138,000,000	(218,000,000)	267,000,000	(317,000,000)
Equity accounted income (loss), net	28,000,000	41,000,000	53,000,000	91,000,000	$ 165,000,000
Operating segments
Disclosure of operating segments [line items]
Revenues	4,128,000,000	4,294,000,000	8,303,000,000	8,287,000,000
Direct operating costs	3,449,000,000	3,715,000,000	6,922,000,000	7,162,000,000
General and administrative expenses	(148,000,000)	(126,000,000)	(299,000,000)	(244,000,000)
Gains (loss) on acquisitions / dispositions, net	22,000,000		95,000,000
Gain (loss) on acquisitions / dispositions, net recorded in equity	8,000,000	19,000,000	78,000,000	19,000,000
Other income (expense), net	7,000,000	9,000,000	8,000,000	0
Interest income (expense), net	(326,000,000)	(187,000,000)	(618,000,000)	(338,000,000)
Current income tax (expense) recovery	(81,000,000)	(21,000,000)	(126,000,000)	(42,000,000)
Distributions attributable to preferred equity in operating subsidiaries			44,000,000
Preferred equity distributions	22,000,000
Equity accounted Adjusted EFO	46,000,000	56,000,000	91,000,000	99,000,000
Adjusted EFO	185,000,000	329,000,000	566,000,000	619,000,000
Depreciation and amortization expense	(294,000,000)	(262,000,000)	(586,000,000)	(494,000,000)
Impairment reversal (expense), net	(3,000,000)	41,000,000	(3,000,000)	41,000,000
Gain (loss) on acquisitions / dispositions, net recorded in equity	(8,000,000)	(19,000,000)	(78,000,000)	(19,000,000)
Other income (expense), net	16,000,000	(87,000,000)	83,000,000	(115,000,000)
Deferred income tax (expense) recovery	90,000,000	165,000,000	115,000,000	168,000,000
Non-cash items attributable to equity accounted investments	(34,000,000)	(30,000,000)	(71,000,000)	(47,000,000)
Net income (loss)	(48,000,000)	137,000,000	26,000,000	153,000,000
Net unrealized revaluation gain (loss)	44,000,000		147,000,000	(47,000,000)
Business separation expenses, stand-up costs and restructuring charges	(20,000,000)	(14,000,000)	(34,000,000)	(26,000,000)
Transaction costs	(17,000,000)	(19,000,000)	(26,000,000)	(28,000,000)
Net realized revaluation gain (loss)	19,000,000	(45,000,000)	18,000,000
Other expenses	10,000,000	9,000,000	22,000,000	14,000,000
Operating segments | Secured Investments
Disclosure of operating segments [line items]
Gain (loss) related to financial instrument investments			8,000,000
Operating segments | Residential Property
Disclosure of operating segments [line items]
Gains (loss) on acquisitions / dispositions, net			67,000,000
Operating segments | Software And Technology Services Operations
Disclosure of operating segments [line items]
Gains (loss) on acquisitions / dispositions, net			22,000,000
Operating segments | Nuclear Technology Service Operation
Disclosure of operating segments [line items]
Gains (loss) on acquisitions / dispositions, net			6,000,000
Operating segments | Partnership Public Securities
Disclosure of operating segments [line items]
Gain (loss) on acquisitions / dispositions, net recorded in equity			70,000,000
Unallocated amounts
Disclosure of operating segments [line items]
Revenues	9,378,000,000	10,313,000,000	18,961,000,000	19,747,000,000
Direct operating costs	7,974,000,000	9,187,000,000	16,067,000,000	17,637,000,000
General and administrative expenses	(250,000,000)	(180,000,000)	(500,000,000)	(360,000,000)
Gains (loss) on acquisitions / dispositions, net	65,000,000		73,000,000
Gain (loss) on acquisitions / dispositions, net recorded in equity	23,000,000	0	147,000,000	0
Other income (expense), net	9,000,000	14,000,000	11,000,000	(1,000,000)
Interest income (expense), net	(606,000,000)	(369,000,000)	(1,179,000,000)	(678,000,000)
Current income tax (expense) recovery	(186,000,000)	(54,000,000)	(267,000,000)	(112,000,000)
Distributions attributable to preferred equity in operating subsidiaries			(44,000,000)
Preferred equity distributions	(22,000,000)
Equity accounted Adjusted EFO	29,000,000	28,000,000	65,000,000	55,000,000
Depreciation and amortization expense	(613,000,000)	(514,000,000)	(1,221,000,000)	(976,000,000)
Impairment reversal (expense), net	(4,000,000)	37,000,000	(4,000,000)	37,000,000
Gain (loss) on acquisitions / dispositions, net recorded in equity	(23,000,000)	0	(147,000,000)	0
Other income (expense), net	106,000,000	(154,000,000)	165,000,000	(201,000,000)
Deferred income tax (expense) recovery	126,000,000	222,000,000	169,000,000	259,000,000
Non-cash items attributable to equity accounted investments	(13,000,000)	(13,000,000)	(32,000,000)	(16,000,000)
Net income (loss)	89,000,000	143,000,000	218,000,000	117,000,000
Business services
Disclosure of operating segments [line items]
Revenues	7,874,000,000	9,126,000,000	15,812,000,000	17,355,000,000
Depreciation and amortization expense	252,000,000	108,000,000	505,000,000	214,000,000
Business services | Operating segments
Disclosure of operating segments [line items]
Revenues	2,255,000,000	2,468,000,000	4,465,000,000	4,742,000,000
Direct operating costs	2,004,000,000	2,296,000,000	3,971,000,000	4,455,000,000
General and administrative expenses	(43,000,000)	(34,000,000)	(88,000,000)	(64,000,000)
Gains (loss) on acquisitions / dispositions, net	22,000,000		89,000,000
Gain (loss) on acquisitions / dispositions, net recorded in equity	8,000,000	19,000,000	14,000,000	19,000,000
Other income (expense), net	0	0	0	1,000,000
Interest income (expense), net	(79,000,000)	(18,000,000)	(140,000,000)	(43,000,000)
Current income tax (expense) recovery	(51,000,000)	(14,000,000)	(59,000,000)	(22,000,000)
Distributions attributable to preferred equity in operating subsidiaries			0
Preferred equity distributions	0
Equity accounted Adjusted EFO	11,000,000	13,000,000	22,000,000	20,000,000
Adjusted EFO	119,000,000	138,000,000	332,000,000	198,000,000
Infrastructure services
Disclosure of operating segments [line items]
Revenues	2,006,000,000	1,802,000,000	4,017,000,000	3,330,000,000
Depreciation and amortization expense	301,000,000	340,000,000	604,000,000	591,000,000
Infrastructure services | Operating segments
Disclosure of operating segments [line items]
Revenues	789,000,000	706,000,000	1,601,000,000	1,318,000,000
Direct operating costs	574,000,000	507,000,000	1,160,000,000	908,000,000
General and administrative expenses	(43,000,000)	(33,000,000)	(86,000,000)	(62,000,000)
Gains (loss) on acquisitions / dispositions, net	0		6,000,000
Gain (loss) on acquisitions / dispositions, net recorded in equity	0	0	0	0
Other income (expense), net	6,000,000	9,000,000	6,000,000	(1,000,000)
Interest income (expense), net	(109,000,000)	(70,000,000)	(212,000,000)	(117,000,000)
Current income tax (expense) recovery	(6,000,000)	(6,000,000)	(30,000,000)	(10,000,000)
Distributions attributable to preferred equity in operating subsidiaries			0
Preferred equity distributions	0
Equity accounted Adjusted EFO	25,000,000	25,000,000	49,000,000	43,000,000
Adjusted EFO	88,000,000	124,000,000	174,000,000	263,000,000
Industrials
Disclosure of operating segments [line items]
Revenues	3,626,000,000	3,679,000,000	7,435,000,000	7,349,000,000
Depreciation and amortization expense	354,000,000	328,000,000	698,000,000	665,000,000
Industrials | Operating segments
Disclosure of operating segments [line items]
Revenues	1,084,000,000	1,120,000,000	2,237,000,000	2,227,000,000
Direct operating costs	868,000,000	906,000,000	1,780,000,000	1,787,000,000
General and administrative expenses	(36,000,000)	(33,000,000)	(73,000,000)	(65,000,000)
Gains (loss) on acquisitions / dispositions, net	0		0
Gain (loss) on acquisitions / dispositions, net recorded in equity	0	0	64,000,000	0
Other income (expense), net	1,000,000	0	2,000,000	0
Interest income (expense), net	(104,000,000)	(81,000,000)	(201,000,000)	(149,000,000)
Current income tax (expense) recovery	(24,000,000)	(17,000,000)	(44,000,000)	(39,000,000)
Distributions attributable to preferred equity in operating subsidiaries			0
Preferred equity distributions	0
Equity accounted Adjusted EFO	10,000,000	18,000,000	20,000,000	36,000,000
Adjusted EFO	63,000,000	101,000,000	225,000,000	223,000,000
Corporate and other
Disclosure of operating segments [line items]
Depreciation and amortization expense	0	0	0	0
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Direct operating costs	3,000,000	6,000,000	11,000,000	12,000,000
General and administrative expenses	(26,000,000)	(26,000,000)	(52,000,000)	(53,000,000)
Gains (loss) on acquisitions / dispositions, net	0		0
Gain (loss) on acquisitions / dispositions, net recorded in equity	0	0	0	0
Other income (expense), net	0	0	0	0
Interest income (expense), net	(34,000,000)	(18,000,000)	(65,000,000)	(29,000,000)
Current income tax (expense) recovery	0	16,000,000	7,000,000	29,000,000
Distributions attributable to preferred equity in operating subsidiaries			44,000,000
Preferred equity distributions	22,000,000
Equity accounted Adjusted EFO	0	0	0	0
Adjusted EFO	$ (85,000,000)	$ (34,000,000)	$ (165,000,000)	$ (65,000,000)